Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - USD ($) $ in Thousands	Common Stock [Member]		Treasury Shares [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2015	$ 1				$ 8,028	$ (9,853)		$ (1,824)
Balance, shares at Dec. 31, 2015	2,207,449
Modification of Consultants' warrants to purchase Common Stock					94			94
Waiver of salary by the Company's officer					304			304
Stock-based compensation related to options granted to employees and non-employees					243			243
Stock-based compensation related to RSUs granted to Board of Directors' member					28			28
Stock-based compensation related to RSUs granted to Board of Directors' member, shares
Beneficial conversion feature in respect to Convertible Notes					177			177
Change in unrealized gains (losses) on available-for-sale investments
Net income (loss)						(3,720)		(3,720)
Balance at Dec. 31, 2016	$ 1				8,874	(13,573)		$ (4,698)
Balance, shares at Dec. 31, 2016	2,207,449							2,207,449
Stock-based compensation related to options granted to employees and non-employees					536			$ 536
Stock-based compensation related to RSUs granted to Board of Directors' member				[1]	$ (24)			$ (24)
Stock-based compensation related to RSUs granted to Board of Directors' member, shares	3,927
Shares issued with respect to reverse merger of AITT Inc.				[1]	(295)			(295)
Shares issued with respect to reverse merger of AITT Inc., shares	103,200
Treasury shares			$ (25)	[1]				$ (25)
Treasury shares, shares	(90,000)
Stock-based compensation related to RSs granted to members of the Board of Directors				[1]	2,549			2,549
Stock-based compensation related to RSs granted to members of the Board of Directors, shares	856,910
Cancellation of RSs to members of the Board of Directors				[1]	844			844
Cancellation of RSs to members of the Board of Directors, shares	(246,312)
Issuance of Common Stock, net of issuance costs				[1]	6,322			6,322
Issuance of Common Stock, net of issuance costs, shares	1,812,110
Conversion of Convertible Notes into Common Stock upon the merger				[1]	3,973			3,973
Conversion of Convertible Notes into Common Stock upon the merger, shares	1,397,068
Change in unrealized gains (losses) on available-for-sale investments				[1]			2	(2)
Issuance of shares upon exercise of options				[1]	1			1
Issuance of shares upon exercise of options, shares	52,902
Issuance of warrants to service provider					480			480
Net income (loss)						(18,044)		(18,044)
Balance at Dec. 31, 2017	$ 1		(25)		23,260	(31,617)	2	$ (8,379)
Balance, shares at Dec. 31, 2017	6,097,254							6,097,254
Stock-based compensation related to options granted to employees and non-employees					130			$ 130
Stock-based compensation related to RSs granted to members of the Board of Directors		[1]			17			17
Stock-based compensation related to RSs granted to members of the Board of Directors, shares
Issuance of Common Stock, net of issuance costs		[1]			8,734			8,734
Issuance of Common Stock, net of issuance costs, shares	2,299,802
Change in unrealized gains (losses) on available-for-sale investments							(5)	5
Net income (loss)						1,048		1,048
Balance at Mar. 31, 2018	$ 1		(25)		32,141	(30,569)	(3)	1,545
Balance, shares at Mar. 31, 2018	8,397,056
Stock-based compensation related to options granted to employees and non-employees					24			24
Change in unrealized gains (losses) on available-for-sale investments							5	5
Issuance of shares upon exercise of options		[1]							[1]
Issuance of shares upon exercise of options, shares	9,601
Issuance of warrants to service provider					56			56
Net income (loss)						(3,001)		(3,001)
Balance at Jun. 30, 2018	$ 1		$ (25)		$ 32,221	$ (33,570)	$ 2	$ (1,371)
Balance, shares at Jun. 30, 2018	8,406,657

[1]	Represents an amount lower than $1.